Risk management - Gross carrying amount per IFRS 9 stage and rating class (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	€ 951,934	€ 916,942
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	951,934	916,942
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | 1 (AAA) [Member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	107,788	109,780
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | 2-4 (AA) [member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	106,870	109,422
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | 5 - 7 (A) [member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	153,167	138,698
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | 8 - 10 (BBB) [member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	335,533	302,341
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | 11 - 13 (BB) [member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	177,908	177,588
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | 14 - 16 (B) [Member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	44,783	52,077
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | 17 (CCC) [member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	9,730	7,930
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | 18 (CC) [member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	2,314	3,384
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | 19 (C) [member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	1,769	2,323
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | 20 - 22 (D) [member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	12,072	13,398
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | Stage 1 [member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	890,386	844,231
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | Stage 1 [member] | 1 (AAA) [Member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	107,788	109,734
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | Stage 1 [member] | 2-4 (AA) [member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	106,673	108,776
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | Stage 1 [member] | 5 - 7 (A) [member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	152,167	137,991
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | Stage 1 [member] | 8 - 10 (BBB) [member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	328,301	297,502
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | Stage 1 [member] | 11 - 13 (BB) [member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	163,228	159,076
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | Stage 1 [member] | 14 - 16 (B) [Member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	26,852	28,335
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | Stage 1 [member] | 17 (CCC) [member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	5,377	2,817
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | Stage 2 [member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	49,476	59,313
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | Stage 2 [member] | 1 (AAA) [Member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value		46
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | Stage 2 [member] | 2-4 (AA) [member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	197	646
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | Stage 2 [member] | 5 - 7 (A) [member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	1,000	707
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | Stage 2 [member] | 8 - 10 (BBB) [member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	7,232	4,839
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | Stage 2 [member] | 11 - 13 (BB) [member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	14,679	18,513
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | Stage 2 [member] | 14 - 16 (B) [Member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	17,931	23,742
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | Stage 2 [member] | 17 (CCC) [member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	4,354	5,113
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | Stage 2 [member] | 18 (CC) [member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	2,314	3,384
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | Stage 2 [member] | 19 (C) [member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	1,769	2,323
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | Stage 3 [member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	12,072	13,398
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | Stage 3 [member] | 20 - 22 (D) [member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	12,072	13,398
Accumulated Impairment [Member] | In accordance with IFRS 9 [member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	5,368	5,854
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | 1 (AAA) [Member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	3	3
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | 2-4 (AA) [member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	5	6
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | 5 - 7 (A) [member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	17	28
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | 8 - 10 (BBB) [member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	87	100
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | 11 - 13 (BB) [member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	294	372
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | 14 - 16 (B) [Member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	589	777
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | 17 (CCC) [member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	207	269
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | 18 (CC) [member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	173	248
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | 19 (C) [member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	142	254
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | 20 - 22 (D) [member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	3,851	3,797
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | Stage 1 [member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	501	581
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | Stage 1 [member] | 1 (AAA) [Member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	3	3
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | Stage 1 [member] | 2-4 (AA) [member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	5	6
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | Stage 1 [member] | 5 - 7 (A) [member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	17	27
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | Stage 1 [member] | 8 - 10 (BBB) [member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	73	88
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | Stage 1 [member] | 11 - 13 (BB) [member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	208	239
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | Stage 1 [member] | 14 - 16 (B) [Member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	185	208
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | Stage 1 [member] | 17 (CCC) [member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	10	9
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | Stage 2 [member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	1,016	1,476
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | Stage 2 [member] | 5 - 7 (A) [member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	1	1
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | Stage 2 [member] | 8 - 10 (BBB) [member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	14	12
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | Stage 2 [member] | 11 - 13 (BB) [member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	86	133
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | Stage 2 [member] | 14 - 16 (B) [Member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	404	570
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | Stage 2 [member] | 17 (CCC) [member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	198	259
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | Stage 2 [member] | 18 (CC) [member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	173	248
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | Stage 2 [member] | 19 (C) [member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	142	254
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | Stage 3 [member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	3,851	3,797
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | Stage 3 [member] | 20 - 22 (D) [member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	3,851	3,797
Loan Commitments [Member] | Gross Carrying Amount [Member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	951,934	916,942	€ 869,284
Loan Commitments [Member] | Gross Carrying Amount [Member] | Stage 1 [member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	890,386	844,231	819,810
Loan Commitments [Member] | Gross Carrying Amount [Member] | Stage 2 [member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	49,476	59,313	38,519
Loan Commitments [Member] | Gross Carrying Amount [Member] | Stage 3 [member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	12,072	13,398	10,955
Loan Commitments [Member] | Accumulated Impairment [Member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	5,368	5,854	4,646
Loan Commitments [Member] | Accumulated Impairment [Member] | Stage 1 [member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	501	581	490
Loan Commitments [Member] | Accumulated Impairment [Member] | Stage 2 [member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	1,016	1,476	881
Loan Commitments [Member] | Accumulated Impairment [Member] | Stage 3 [member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	€ 3,851	€ 3,797	€ 3,275